Exploration and Evaluation Assets (Tables)	6 Months Ended
Dec. 31, 2024
Exploration and Evaluation Assets
Schedule of Exploration and Evaluation Assets

	California Property	Commercial Plant Evaluation (Lanxess 1A)	South West Arkansas	Texas	Total
Acquisition:
Balance, June 30, 2023	$16,099	$6,000	$6,082	$668	$28,849
Option payments	100	—	1,068	1,233	2,401
Acquisition of Wheelhouse Water Resources, LLC	—	—	—	20	20
Deconsolidation(1)	—	—	(7,150)	(1,921)	(9,071)
Balance, June 30, 2024	16,199	6,000	—	—	22,199
Option payments	98	—	—	—	98
Impairment	(16,297)	—	—	—	(16,297)
Balance, December 31, 2024	$—	$6,000	$—	$—	$6,000
Exploration and Evaluation:
Balance, June 30, 2023	$3,369	$13,131	$16,349	$13,712	$46,561
Exploration costs	10	—	7,328	14,572	21,910
Lanxess 1A evaluation costs	—	7,261	—	—	7,261
Deconsolidation(1)	—	—	(23,677)	(28,284)	(51,961)
Balance, June 30, 2024	$3,379	$20,392	$—	$—	$23,771
Lanxess 1A evaluation costs	—	54	—	—	54
Impairment	(3,379)	—	—	—	(3,379)
Balance, December 31, 2024	$—	$20,446	$—	$—	$20,446
Balance, June 30, 2024	$19,578	$26,392	$—	$—	$45,970
Balance, December 31, 2024	$—	$26,446	$—	$—	$26,446